Trade Receivables (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer [Member]
Trade Receivable [Line Items]
Percentage of accounts receivable	43.00%	53.00%
Customer 1 [Member]
Trade Receivable [Line Items]
Percentage of accounts receivable	10.00%
Customer 3 [Member]
Trade Receivable [Line Items]
Percentage of accounts receivable		10.00%